LONG-TERM DEBT-MORTGAGES	12 Months Ended
Jul. 31, 2021
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
LONG-TERM DEBT-MORTGAGES

3. LONG-TERM DEBT—MORTGAGES:

			Years Ended July 31,
	Current
	Annual	Final
	Interest	Payment
	Rate	Date	2021	2020
Mortgage:
Bond St. land and building, Brooklyn, NY (1)	4.375%	12/1/2024	$3,817,450	$4,829,832
Fishkill land and building (2)	3.980%	4/1/2025	3,832,182	3,967,100
Deferred financing costs			(130,855)	(168,967)
Total			$7,518,777	$8,627,965

(1)	In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan is self-liquidating over a period of five years and secured by the Nine Bond Street land and building in Brooklyn, New York.

(2)	In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York land and building; amortized over a 20-year period with an interest rate of 3.98% and is due in five years.

Maturities of long-term mortgages outstanding at July 31, 2021 are as follows:

Year Ended July 31:	Amount
2022	$1,198,600
2023	1,252,196
2024	1,308,071
2025	3,890,765
Subtotal	7,649,632
Deferred financing costs	(130,855)
Total	$7,518,777

The carrying value of the property collateralizing the above debt is $33,528,932 at July 31, 2021.